Shareholder Report, Line Graph (Details) - USD ($)								3 Months Ended				6 Months Ended				8 Months Ended	9 Months Ended				12 Months Ended						13 Months Ended	15 Months Ended				18 Months Ended				20 Months Ended	21 Months Ended				24 Months Ended					25 Months Ended	27 Months Ended			30 Months Ended		32 Months Ended	33 Months Ended		36 Months Ended			37 Months Ended	39 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended	49 Months Ended	56 Months Ended	60 Months Ended	61 Months Ended	68 Months Ended	72 Months Ended	73 Months Ended	84 Months Ended	85 Months Ended	96 Months Ended	97 Months Ended	108 Months Ended	120 Months Ended
	Jan. 10, 2024	Sep. 21, 2023	Jan. 10, 2023	Jul. 13, 2022	Apr. 30, 2020	Nov. 30, 2017	Dec. 31, 2015	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2020	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2016	Dec. 31, 2018	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2021	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2022	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2018	Dec. 31, 2020	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000002785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Pacific Tiger Fund (Investor Class/MAPTX)
Accumulated Value							$ 10,000																			$ 9,983.86																			$ 13,973.55												$ 12,421.33					$ 13,752.41			$ 17,717.24			$ 16,935.34		$ 13,424.22		$ 12,771.03		$ 13,206.45	$ 17,178.16
C000093221 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Pacific Tiger Fund (Institutional Class/MIPTX)
Accumulated Value							10,000																			10,002.47																			14,020.57												12,486.12					13,847.44			17,860.56			17,093.75		13,569.51		12,925.2		13,384.55	17,434.81
C000093224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews China Fund (Institutional Class/MICFX)
Accumulated Value							10,000																			9,494.52																			15,163.9												11,930.66					16,093.77			23,050.48			20,268.88		15,340.79		12,409.39		14,636.75	19,017.93
C000002790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews China Fund (Investor Class/MCHFX)
Accumulated Value							10,000																			9,482.54																			15,112.34												11,875.34					15,979.67			22,858.39			20,055.81		15,162.17		12,248.08		14,436.01	18,738.82
C000002791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Japan Fund (Investor Class/MJFOX)
Accumulated Value							10,000																			10,039.84																			13,366.56												10,668.78					13,451.52			17,462.88			17,127.13		12,357.61		14,580.32		16,968.35	20,829.62
C000093225 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Japan Fund (Institutional Class/MIJFX)
Accumulated Value							10,000																			10,051.49																			13,391.5												10,701.78					13,494.55			17,523.31			17,203.4		12,413.58		14,658.5		17,073.91	20,976.79
C000093226 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Asia Innovators Fund (Institutional Class/MITEX)
Accumulated Value							10,000																			9,108.12																			13,951.97												11,384.39					14,766.62			27,614.85			24,034.79		18,091.99		17,798.34		20,748.95	27,060.42
C000002792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Asia Innovators Fund (Investor Class/MATFX)
Accumulated Value							10,000																			9,090.35																			13,897.70												11,310.14					14,658.09			27,369.69			23,783.29		17,885.10		17,569.11		20,463.03	26,646.22
C000002793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Asia Growth Fund (Investor Class/MPACX)
Accumulated Value							9,999.99																			10,091.43																			14,065.88												11,779.45					14,862.82			21,812.96			18,617.12		12,450.11		12,890.05		13,939.12	16,809.12
C000093227 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Asia Growth Fund (Institutional Class/MIAPX)
Accumulated Value							10,000																			10,106.25																			14,112.43												11,840.63					14,959.95			21,992.63			18,792.49		12,592.33		13,057.17		14,133.84	17,062.81
C000093228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews India Fund (Institutional Class/MIDNX)
Accumulated Value							10,000																			9,900.19																			13,468.46												12,132.71					12,040.79			14,045.7			16,613.09		14,980.56		18,473.49		20,392.16	20,732.98
C000002794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews India Fund (Investor Class/MINDX)
Accumulated Value							10,000																			9,877.25																			13,412.23												12,058.64					11,952.72			13,919.66			16,440.07		14,809.84		18,230.53		20,105.54	20,417.79
C000038018 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Asia Dividend Fund (Investor Class/MAPIX)
Accumulated Value							10,000.01																			10,413.14																			14,025.65												12,241.21					13,609.03			17,861.84			17,355.69		12,223.87		12,796.84		13,554.46	17,198.21
C000093229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Asia Dividend Fund (Institutional Class/MIPIX)
Accumulated Value							10,000																			10,433.06																			14,060.84												12,284.68					13,679.46			17,959.85			17,480.69		12,315.36		12,903.18		13,683.43	17,385.63
C000093230 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Emerging Markets Small Companies Fund (Institutional Class/MISMX)
Accumulated Value							10,000																			9,876.23																			12,923.03												10,614.48					12,488.36			17,971.35			21,994.86		18,330.37		22,018.70		20,732.45	23,585.02
C000068052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Emerging Markets Small Companies Fund (Investor Class/MSMLX)
Accumulated Value							9,999.99																			9,855.59																			12,870.73												10,547.53					12,380.44			17,788.52			21,727.13		18,068.82		21,661.15		20,346.93	23,107.31
C000101279 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews China Small Companies Fund (Investor Class/MCSMX)
Accumulated Value							10,000																			9,765.45																			15,027.06												12,370.87					16,751.73			30,574.39			29,478.19		20,265		16,716.13		17,188.08	22,143.08
C000195803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews China Small Companies Fund (Institutional Class/MICHX)
Accumulated Value						$ 10,000																					$ 8,763.03																			$ 11,889.51												$ 21,744.13					$ 21,015.46			$ 14,483.82			$ 11,967.43		$ 12,322.54		$ 15,914.93
C000154926 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Emerging Markets Sustainable Future Fund (Institutional Class/MISFX)
Accumulated Value							10,000																			9,884.12																			13,255.64												11,993.5					13,521.66			19,353.03			21,671.83		18,569.11		20,063.04		19,595.98	24,132.52
C000154925 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Emerging Markets Sustainable Future Fund (Investor Class/MASGX)
Accumulated Value							10,000																			9,859.69																			13,191.29												11,907.31					13,401.06			19,146.36			21,398.85		18,320.87		19,755.28		19,269.81	23,681.48
C000219129 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Emerging Markets Equity Fund (Investor Class/MEGMX)
Accumulated Value					$ 10,000											$ 16,123.2																				$ 16,026.69																$ 12,670.47									$ 13,738.14			$ 15,266.71			$ 19,753.79
C000219130 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Emerging Markets Equity Fund (Institutional Class/MIEFX)
Accumulated Value					10,000											16,155.02																				16,085.98																12,738.92									13,838.52			15,413.48			19,982.78
C000236790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Emerging Markets Equity Active ETF - NAV Return
Accumulated Value				$ 10,000							$ 9,564				$ 10,562.88					$ 10,868.47					$ 11,105.7						$ 10,587				$ 11,356.24					$ 11,798.58				$ 12,317.33					$ 13,419.18		$ 12,582.17			$ 12,647.11		$ 14,028.29			$ 15,651.94	$ 16,045.72
C000236791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Asia Innovators Active ETF - NAV Return
Accumulated Value				10,000							8,952				9,696					9,880					9,420						8,980				9,518.66					10,169.13				10,948.89					11,619.56		11,193.79			11,335.53		12,590.98			14,943.95	14,548.42
C000236792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews China Active ETF - NAV Return
Accumulated Value				10,000							8,160				9,616					9,624					8,296						8,184				7,755.62					7,572.61				7,796.29					10,085.96		9,161.57			10,026.64		10,092.55			12,547.72	11,896.21
C000240350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Emerging Markets ex China Active ETF - NAV Return
Accumulated Value			$ 10,000							$ 9,968				$ 10,604					$ 10,164					$ 11,167.65						$ 11,697.71				$ 12,239.91					$ 12,401.76				$ 11,930.59					$ 11,452.55		$ 13,381.06			$ 14,271.77		$ 15,602.98
C000241856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Korea Active ETF - NAV Return
Accumulated Value							10,000																			9,368.92																			13,501.63												10,510.7					10,931.93			15,388.01			15,363.08		11,462.65		13,229.22		11,098.94	18,883.42
C000245019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Emerging Markets Sustainable Future Active ETF - NAV Return
Accumulated Value		$ 10,000							$ 10,298.29				$ 10,322.3					$ 10,362.31					$ 11,366.53						$ 10,016.18				$ 9,921.22					$ 11,333.23				$ 12,043.36					$ 12,588.2
C000245020 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Pacific Tiger Active ETF - NAV Return
Accumulated Value		10,000							10,144.36				10,020.21					10,817.18					11,433.93						10,629.18				10,476.13					11,740.83				13,412.34					13,872.01
C000245021 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews India Active ETF - NAV Return
Accumulated Value		10,000							10,800				11,160					12,224					12,972						12,054.05				11,181.27					12,126.45				11,877.08					12,316.38
C000245022 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Japan Active ETF - NAV Return
Accumulated Value		10,000							10,579.04				12,191.43					11,905.94					12,955.4						12,580.94				12,433.99					14,172.95				14,883.23					15,322.52
C000245023 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Asia Dividend Active ETF - NAV Return
Accumulated Value		9,999.99							10,583.37				10,791.4					11,040.76					12,357.07						11,354.93				11,420.79					12,739.65				13,783.99					14,296.54
C000247849 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews Emerging Markets Discovery Active ETF - NAV Return
Accumulated Value	$ 10,000							$ 10,048				$ 10,176					$ 10,672					$ 9,567.09						$ 9,376.48				$ 10,589.09					$ 10,816.21				$ 10,632.5
C000247850 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Matthews China Discovery Active ETF - NAV Return
Accumulated Value	10,000							10,172				10,188					11,596					10,909.97						11,850.42				12,196.23					14,671.74				14,209.49
MSCI China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI China Index
Accumulated Value	10,000			10,000		10,000	10,000	10,338.13			8,138.78	11,078.53			9,239.82		13,697.47			9,674.89		12,649.13			8,741.54	10,110.59	8,281	14,554.22			8,581.41	14,857.61			8,220.17		17,941.98			8,040.15	16,623.6			8,616.18	15,604.13	10,240			10,653.07		9,837.5			11,319.39		11,555.35	12,678.45	13,278	13,954.19	12,928.84		15,678.12	10,405		20,329.47	8,137		15,930.34	7,239	12,457.84	8,663	11,083.07	11,385	13,263.61	17,431.66
MSCI China All Shares Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI China All Shares Index
Accumulated Value				10,000			10,000				8,297.34				9,054.08					9,507.45					8,576.53	9,231.03					8,344.14				8,026.37					7,942.44				8,216.82	13,055.34				10,062.32		9,364.4			10,231.13		10,478.34	10,034.8		12,630.57	12,100.67		12,831.07			17,143.85			14,948.7		11,440.87		10,142.24		11,833	15,290.57
MSCI Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI Japan Index
Accumulated Value		10,000					10,000		10,501.27				11,673.51					11,178.82					11,835.59			10,273			11,412.52				11,469.98					12,776.77				13,821.63			12,778		14,271.66										11,171					13,414			15,413			15,727		13,163		15,897		17,277	21,605
MSCI AC Asia ex Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI AC Asia ex Japan Index
Accumulated Value				10,000			10,000				8,845.56				9,856.15					10,288.68					10,170.95	10,576					9,843.42				10,481.04					10,737.2				11,520.56	15,027				12,736.18		11,791.86			12,014.66		13,535.86	12,905		15,034.63	15,686.06		15,295			19,174			18,318		14,773		15,709		17,674	23,511
MSCI AC Asia ex Japan C000093226 Index [Member]
Account Value [Line Items]
Accumulated Value																										10,576.17																			15,026.55												12,905.13					15,294.56			19,173.5					14,772.63		15,709.22		17,673.94	23,510.61
MSCI AC Asia Pacific Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI AC Asia Pacific Index
Accumulated Value							10,000																			10,521.35																			13,892.26												12,051.49					14,430.6			17,326.23			17,119.94		14,223.9		15,903.76		17,495.07	22,497.47
MSCI India Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI India Index
Accumulated Value		10,000					10,000		11,158.49				11,841.33					13,067.64					14,035.83			9,857			12,543.5				12,180.29					13,364.99				12,479.02			13,677		13,082.05										12,678					13,638			15,806			20,020		18,521		22,463		25,252	26,336
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI Emerging Markets Index
Accumulated Value	10,000	10,000		$ 10,000	$ 10,000		10,000	10,600.29	10,761.21		$ 9,101.68	11,142.62	11,023.63		$ 9,992.95	$ 14,223.33	12,131.75	11,587.63		$ 10,394.35		11,181.02	12,616.25		$ 10,502.26	11,160.4		11,517.11	11,627.55		$ 10,208.96	12,921.94	11,977.07		$ 11,018.74	$ 13,907.08	14,336.44	13,438.01		$ 11,287.41	15,022.34	14,909		$ 11,864.9	15,373.65		15,622.3		$ 12,918.15		$ 11,905.79	$ 11,162.42		$ 12,263.69		$ 13,759.58	13,185.09		$ 15,265.78	$ 15,996.14	$ 12,308.25	15,674.82		$ 13,299.13	18,604.04		$ 17,868.16	18,190.39		14,600.38		16,099.13		17,395.17	23,371.46
MSCI China C000101279 Index [Member]
Account Value [Line Items]
Accumulated Value																										10,111																			15,604												12,678					15,678			20,329			15,930		12,458		11,083		13,264	17,432
MSCI Emerging Markets ex China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI Emerging Markets ex China Index
Accumulated Value			$ 10,000							$ 9,947.65				$ 10,567.44					$ 10,230.29					$ 11,572.62						$ 12,047.56				$ 12,574.42					$ 13,091.66				$ 12,058.53					$ 11,862.76		$ 13,855.99			$ 14,831.01		$ 16,356.33
MSCI Korea 25 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI Korea 25/50 Index
Accumulated Value							9,165.1																			9,917.88																			14,447.85												11,622.69					12,683.5			17,870.7			16,690.52		12,268.72		14,883.26		11,973.97	23,534.06
MSCI All Country Asia ex Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI All Country Asia ex Japan Index
Accumulated Value		10,000							10,639.22				10,899.24					11,694.46					12,928.39						11,969.85				12,195.98					13,740.14				15,261.53					15,922.79
MSCI All Country Asia Pacific Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI All Country Asia Pacific Index
Accumulated Value		$ 10,000							$ 10,690.69				$ 11,239.03					$ 11,539.72					$ 12,596.51						$ 11,760.39				$ 11,874.79					$ 13,357.5				$ 14,612.23					$ 15,123.06
MSCI Emerging Markets Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI Emerging Markets Small Cap Index
Accumulated Value	10,000						10,000	10,250.72				10,872.95					11,485.95					10,667.8				10,255.98		10,091.13				11,839.84					12,492.41				12,703.75				13,765.31												11,246.04					12,587.46			15,069.27			17,976.53		14,823.65		18,453.37		19,418.14	23,124.10
MSCI China Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI China Small Cap Index
Accumulated Value	$ 10,000					$ 10,000	$ 10,000	$ 9,815.84				$ 10,010.3					$ 11,885.13					$ 11,345.57				$ 9,405	$ 8,305	$ 12,210.41				$ 14,060.48					$ 17,597.89				$ 15,355.16				$ 11,720	$ 8,856											$ 9,431	$ 11,265				$ 10,056	$ 10,560		$ 12,792	$ 7,945		$ 11,992	$ 5,973	$ 9,022	$ 6,380	$ 6,782	$ 8,635	$ 7,245	$ 9,805